Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	Unaudited
Electronic equipment	$41,177	$39,953
Office equipment	408,579	396,427
Leasehold improvement	145,042	140,728
Less: accumulated depreciation	(467,306)	(435,303)
Less: Impairment provision	(101,479)	-
Property and equipment, net	$26,013	$141,805